SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions	Sep. 08, 2015 USD ($) store	Sep. 08, 2016 USD ($)	Sep. 11, 2015 USD ($) item	Aug. 31, 2015 $ / shares	Nov. 30, 2014 $ / shares	Nov. 30, 2013 $ / shares
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Par value of common stock (in dollars per share) | $ / shares				$ 0.10	$ 0.10	$ 0.10
Subsequent event | Amended and Restated Revolving Credit Agreement dated as of September 11, 2015 | Expected
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Borrowing outstanding under facility			$ 20.0
Subsequent event | Term loan credit facility September 2015 | Expected
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Indebtedness outstanding	$ 50.0
Subsequent event | Convertible noteholders | Common Stock | Modified Convertible Notes | Conversion of Convertible Notes into Common Stock | Expected
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership upon conversion of debt (as a percent)	14.10%
Subsequent event | Existing stockholders and holders of outstanding equity awards | Common Stock | Expected
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership after completion of Transaction Agreements (as a percent)	14.30%
Subsequent event | R G Parent, LLC | Equity holders of RG Parent, LLC | Common Stock | Expected
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership after completion of Merger Transactions (as a percent)	47.50%
Subsequent event | Series A Preferred Stock | Tengram Capital Partners, L.P. | Common Stock | Conversion of convertible preferred stock into Common Stock | Expected
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership upon conversion of stock (as a percent)	24.00%
Subsequent event | Private placement | Series A Preferred Stock | Expected
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate amount	$ 50.0
Certain operating and intellectual property assets of Joe's brand and business | Sale of assets | Subsequent event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of Purchasers | item			2
Total consideration		$ 80.0	$ 80.0
Certain intellectual property assets of Joe's brand and business | Sale of assets | Subsequent event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration	67.0
Escrow deposit by purchaser	2.5
Certain operating assets of Joe's brand and business | Sale of assets | Subsequent event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration	13.0
Escrow deposit by purchaser	$ 1.5
Certain operating assets of Joe's brand and business | Sale of assets | Subsequent event | Expected
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of stores to be retained and operated | store	32